As filed with the Securities and Exchange Commission on June 20, 2005

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-06680


          -----------------------------------------------------------


                              BHIRUD FUNDS INC.
              (Exact name of registrant as specified in charter)

                          C/o Bhirud Associates, Inc.
                     1266 East Main Street, Stamford, CT 06902

               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              SURESH L. BHIRUD
                          C/o Bhirud Associates, Inc.
                     1266 East Main Street, Stamford, CT 06902

                   (Name and address of agent for service)

                                1-203-977-1521
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: July 31, 2005

Date of reporting period: April 29, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. SCHEDULE OF INVESTMENTS



                       -------------------------------
               SCHEDULE OF INVESTMENTS - APEX MID CAP GROWTH FUND
                          April 29, 2005 (unaudited)



        CO.  NAME                    Shares    % MV      Market
                                                          Value

        ABLEAUCTIONS.COM INC *        20000               9,200
TOTAL   ACTIONEERS                             1.98       9,200

        LOOKSMART LTD *                5000               3,300
TOTAL   ADVERTISING - PROMOTIONAL              0.71       3,300

        TIVO *                         5000              28,150
TOTAL   BROADCASTING                           6.07      28,150

        METRICOM *                      100                   0
        PALMSOURCE INC *                 61                 542
        SILICON STORAGE TECH *         1000               2,620
TOTAL   COMPUTER & PERIP.                      0.68       3,163

        BEYOND.COM CORP *               600                   5
        CHINA.COM CORP CLASS A *       4000              11,200
        CITYVIEW CORP *               10000                 300
        FVC . COM *                    3000                  60
        I2 TECHNOLOGIES INC. *           40                 314
        PALMONE INC *                  1000              21,430
        REALLNET WORKS *               3000              18,480
        RED HAT *                      2000              21,500
        SIEBEL SYSTEMS *               1000               9,000
        VA LINUX SYSTEMS *             5000               6,850
TOTAL   COMPUTER SOFTW & SVC                  19.22      89,139

        INTERNET INITIATIVE JAPAN      5000              16,450
        *
TOTAL   DATA CENTER SERVICES                   3.55      16,450

        EDULINK INC *                 40000                   4
TOTAL   DIVERSIFIED CO                         0.00           4

        APPLIED DIGITAL SOLUTIONS      4000              14,400
        *
        CYTOGEN *                       300               1,122
        KERAVISION *                   5000                   3
        MILLENNIUM PHARMACEUTICAL       500               4,350
        *
        VIVUS INC *                       8                  22
TOTAL   DRUG INDUSTRY                          4.29      19,896

        AROTECH CORP *                 5000               6,250
TOTAL   ELECTRICAL EQUIPT.                     1.35       6,250

        ADAPTIVE BROADBAND *           1300                  20
        PARADYNE NETWORKS *            1000               1,800
        STOCKERYALE INC COM. *         3000               2,490
        VPGI CORP *                    8500               1,020
TOTAL   ELECTRONICS                            1.15       5,330

        DIAMOND HITTS PRODUCTION       9000                   1
        IN *
        LINKTONE *                     3000              20,580
        NETFLIX INC. *                 2300              26,565
TOTAL   ENTERTAINMENT                         10.17      47,146

        EZ AUCTIONS & SHIPPING           12                   0
        INC. *
        TALKPOINT LIQUIDATION *         200                   1
TOTAL   ENVIRONMENTAL                          0.00           1

        DRKOOP.COM INC *               2000                   0
TOTAL   HEALTHCARE INFO SYS                    0.00           0

        ACCLAIM ENTERTAINMENT          1000                   5
        INC. *
TOTAL   HOTEL / GAMING                         0.00           5

        IDENTIX INC. *                 3343              17,684
        VISAGE TECHNOLOGY *            4000              12,040
TOTAL   INDUSTRIAL SERVICES                    6.41      29,724

        IVILLAGE *                     1000               6,550
TOTAL   INFORMATION PORTALS                    1.41       6,550

        DSL.NET INC *                 20000               2,200
        SATYAM INFOWAY LIMITED *       4000              15,640
TOTAL   INTERNET SERVICE PROVIDER              3.85      17,840

        CMG INFORMATION SERVICES      21000              36,960
        *
TOTAL   INVESTMENT CO. (DOM)                   7.97      36,960
        COMP.

        CAREMATRIX *                    278                   1
TOTAL   MEDICAL SERVICES                       0.00           1

        CARDIAC SCIENCE INC. *         6000               5,400
        TRIMEDYNE INC *               20000              11,400
TOTAL   MEDICAL SUPPLIES                       3.62      16,800

        FUTUREMEDIA PLC ADR *         20000               8,200
        JPC CAP PARTNERS INC *          116                   3
TOTAL   MISCELLANEOUS                          1.77       8,203

        MORTGAGE.COM *                 4000                   0
TOTAL   MORTGAGE BANKERS & L                   0.00           0

        SINA CORPORATION *             1000              27,470
TOTAL   ONLINE MEDIA                           5.92      27,470

        HOMESTORE.COM *                3000               5,880
TOTAL   REAL ESTATE INVESTME                   1.27       5,880

        EGGHEAD.COM *                  4260                   6
        GSV INC *                       200                  24
        LOUDEYE CORP *                10000              12,000
        SHOPPING.COM LTD *             1000              13,150
TOTAL   RETAIL SPECIALTY                       5.43      25,180

        TRANSMETA CORPORATION *        4000               2,760
TOTAL   SEMICONDUCTOR                          0.60       2,760

        FOCUS ENHANCEMENTS *           5000               4,700
TOTAL   SEMICONDUCTOR CAP EQ                   1.01       4,700

        TOM ONLINE INC. *              1000              11,620
TOTAL   TELECOM MESSAGING                      2.51      11,620

        ADC TELECOMMUNICATIONS         5000              11,350
        INC. *
        AIRNET COMMUNICATIONS *         500                 485
        CIENA CORP *                   4000               9,200
        OCCAM NETWORKS *               2000                 500
TOTAL   TELECOM. EQUIPMENT                     4.64      21,535

        HIGH SPEED ACCESS *            1000                  20
        INTERNAP CORP. *              20000               8,400
        KOREA THRUNET CO LTD. *          25                   1
        USURF AMERICA INC. *          50000               3,400
TOTAL   TELECOM. SERVICES                      2.55      11,821

        TOTAL COMMON STOCKS                   98.12     455,079

        TOTAL INVESTMENTS                     98.12     455,079
        OTHER ASSETS (LESS                     1.88       8,724
        LIABILITIES)

        NET ASSETS                           100.00     463,803

        NET ASSETS VALUE PER SHARE                         1.17

        OFFERING PRICE PER SHARE                           1.17

        * Non - income producing securities



For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Apex Mid Cap Growth Fund

By: /s/ Suresh L. Bhirud
        --------------------
        Suresh L. Bhirud
        Chairman, President, Treasurer

Date: June 20, 2005


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

By: /s/ Suresh L. Bhirud
        --------------------
        Suresh L. Bhirud
        Chairman, President, Treasurer

Date: June 20, 2005